License and supply arrangements (Tables)	6 Months Ended
Jun. 30, 2022
Summary of Revenue Explanatory

The following table provides a summary of deferred revenue balances:

	June 30, 2022
	Current	Non-Current	Total
	$	$	$
Novo Amendment	3,523	1,050	4,573
CH License Agreement	11	1,440	1,451
NK License Agreement	—	127	127
Total	3,534	2,617	6,151

	December 31, 2021
	Current	Non-Current	Total
	$	$	$
Novo Amendment	4,791	23	4,814
CH License Agreement	24	1,334	1,358
NK License Agreement	—	136	136
Total	4,815	1,493	6,308